Summary of Assumptions Used to Estimate Fair Value of Time-Based Tranche of Stock Options Granted (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	37.70%	34.40%
Risk-free interest rate	0.80%	1.30%
Expected years until exercise	6 years 1 month 6 days	6 years 7 months 6 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			35.30%	34.00%	34.00%	34.20%	34.40%
Risk-free interest rate			0.80%	1.30%	1.30%	2.00%	2.30%
Expected years until exercise			6 years 1 month 6 days	6 years 4 months 24 days	6 years 4 months 24 days	6 years 4 months 24 days	5 years 9 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			37.70%	34.40%	34.40%	35.80%	34.70%
Risk-free interest rate			1.50%	2.10%	2.10%	3.00%	2.80%
Expected years until exercise			6 years 2 months 12 days	6 years 7 months 6 days	6 years 7 months 6 days	7 years	6 years 3 months 18 days